Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Voyage Expenses and Commissions
Brokers' commissions on revenue	$ 7,050	$ 7,527	$ 7,555
Bunkers' consumption and other voyage expenses	14,833	16,245	12,819
Total	$ 21,883	$ 23,772	$ 20,374